Changes in significant accounting policies - Impact of IFRS 15 on consolidated statement of financial position (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017 [1]	Jun. 30, 2017	Dec. 31, 2016
ASSETS
Non-current assets	$ 3,739,491		$ 2,530,337
Current assets	447,618		280,636
Trade and other receivables	239,819		136,797
TOTAL ASSETS	4,187,109		2,810,973
Equity
Retained earnings	410,662		473,622
Equity attributable to owners of the Company	2,336,580		1,846,361	$ 1,864,188	$ 1,887,956
Non-current liabilities	1,428,312		805,872
Current liabilities	422,217		158,740
Trade and other payables	87,067		61,355
TOTAL EQUITY AND LIABILITIES	4,187,109		$ 2,810,973
Adjustments
ASSETS
Non-current assets	0
Current assets	(6,591)
Trade and other receivables	(6,591)	$ 4,400
TOTAL ASSETS	(6,591)
Equity
Retained earnings	(2,092)	$ (1,729)
Equity attributable to owners of the Company	(2,092)
Non-current liabilities	0
Current liabilities	(4,499)
Trade and other payables	(4,499)
TOTAL EQUITY AND LIABILITIES	(6,591)
Amounts without adoption of IFRS 15
ASSETS
Non-current assets	3,739,491
Current assets	454,209
Trade and other receivables	246,410
TOTAL ASSETS	4,193,700
Equity
Retained earnings	412,754
Equity attributable to owners of the Company	2,338,672
Non-current liabilities	1,428,312
Current liabilities	426,716
Trade and other payables	91,566
TOTAL EQUITY AND LIABILITIES	$ 4,193,700

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.